Organization (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Organization
Advance to Founders	$ 1,100,000
Payable to Founders	1,100,000
Current deferred revenue	4,009,000
Convertible debt	2,825,000
Accumulated deficit	16,582,038
Working capital deficit	6,174,000
Additional temporary funding	$ 2,500,000